Equity and Share Based Payments - Redeemable Preferred Stock (Details) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Apr. 29, 2022 $ / shares shares	Dec. 07, 2011 director	Mar. 31, 2022 USD ($) item director $ / shares	Dec. 31, 2021 USD ($) item $ / shares	Dec. 31, 2020 USD ($) $ / shares	Jan. 06, 2022 director	Apr. 15, 2020 $ / shares	Jul. 16, 2018 USD ($) item director
Equity and Share Based Payments
Common stock, par value (in dollars per share)			$ 0.01	$ 0.01	$ 0.01
Warrant cash exercise price							$ 2.97
Common Stock
Equity and Share Based Payments
Percentage of holders of outstanding shares	40.20%
Common stock, par value (in dollars per share)	$ 0.01
Series B and C Preferred Stock
Equity and Share Based Payments
Outstanding liquidation preference | $			$ 71,300	$ 70,900
Liquidation preference amount per share (in dollars per share)			$ 25.00	$ 25.00
Series B 9.375% redeemable preferred stock
Equity and Share Based Payments
Outstanding liquidation preference | $			$ 36,140	$ 36,140	$ 35,750
Liquidation preference amount per share (in dollars per share)			$ 54.30	$ 53.71
Cumulative undeclared dividends in arrears | $			$ 19,500	$ 19,100
Cumulative undeclared dividends in arrears (per share)			$ 29.30	$ 28.71
Cumulative undeclared dividends in arrears, increase in every quarter (per share)			$ 0.5859	$ 0.5859
Amount of increase in cumulative undeclared dividends in arrears in each quarter | $			$ 390	$ 390
Number of quarterly dividends payments granted under judgement for Preferred shareholders | item			3	3
Dividend amount required to be paid by company in three quarterly payments | $			$ 1,200	$ 1,200
Number of directors elected by Preferred shareholders | director			2			0
Percentage of holders of outstanding shares	59.30%
Preferred stock, par value (in dollars per share)	$ 0.01		$ 0.01	$ 0.01	$ 0.01
Preferred stock, dividend rate (as a percent)	9.375%	9.375%	9.375%	9.375%	9.375%
Cash payable per share	$ 5.00
Shares of common stock to be issued | shares	20
Threshold percentage of outstanding shares	66.67%
Series C 9.125% redeemable preferred stock
Equity and Share Based Payments
Outstanding liquidation preference | $			$ 35,127	$ 35,127	$ 35,127
Percentage of holders of outstanding shares	53.20%
Preferred stock, par value (in dollars per share)	$ 0.01		$ 0.01	$ 0.01	$ 0.01
Preferred stock, dividend rate (as a percent)	9.125%	9.125%	9.125%	9.125%	9.125%
Cash payable per share	$ 0.10
Shares of common stock to be issued | shares	1.25
Number of common shares that can be purchased with each warrant | shares	1.5
Warrant cash exercise price	$ 5.00
Threshold percentage of outstanding shares	66.67%
Curtis J. Timm | Series B and C Preferred Stock
Equity and Share Based Payments
Number of directors elected by Preferred shareholders | director		2
Curtis J. Timm | Series B 9.375% redeemable preferred stock
Equity and Share Based Payments
Number of quarterly dividends payments granted under judgement for Preferred shareholders | item								3
Dividend amount required to be paid by company in three quarterly payments | $								$ 1,200
Number of directors elected by Preferred shareholders | director						0		2